Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid in Capital	Warrants	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit
Beginning balance at Jan. 03, 2010	$ 97,116	$ 54	$ 310,265	$ 7,567	$ 84	$ (220,854)
Beginning balance, Shares at Jan. 03, 2010		54,002
Net loss	(49,763)					(49,763)
Unrealized gain on marketable securities	1,211				1,211
Stock-based compensation	3,381		3,381
Net issuance of common stock from public offering	12,464	13	12,451
Net issuance of common stock from public offering, Shares		12,815
Net issuance of common stock under stock option plans	1,112	1	1,111
Net issuance of common stock under stock option plans, Shares		1,125
Vesting of restricted stock		169
Ending balance at Jan. 02, 2011	65,521	68	327,208	7,567	1,295	(270,617)
Ending balance, Shares at Jan. 02, 2011		68,111
Net loss	(7,497)					(7,497)
Realized gain on marketable securities	(1,295)				(1,295)
Stock-based compensation	3,175		3,175
Net issuance of common stock under stock option plans	818	2	816
Net issuance of common stock under stock option plans, Shares		972
Vesting of restricted stock		249
Ending balance at Jan. 01, 2012	60,722	70	331,199	7,567		(278,114)
Ending balance, Shares at Jan. 01, 2012		69,332
Net loss	(17,585)					(17,585)
Stock-based compensation	2,892		2,892
Net issuance of common stock under stock option plans	598	1	597
Net issuance of common stock under stock option plans, Shares		792
Vesting of restricted stock		190
Ending balance at Dec. 30, 2012	$ 46,627	$ 71	$ 334,688	$ 7,567		$ (295,699)
Ending balance, Shares at Dec. 30, 2012		70,314